Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of key management personnel compensation expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2025	2024	2023

Fixed compensation	21,912	17,695	17,445
Variable compensation	30,727	16,252	15,843
Total	52,639	33,947	33,288

Summary of transactions between related parties explanatory
The material transactions carried out with related parties are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2025	2024	2025	2024	2023

Shareholders with significant influence	164,102	146,814	4,920	16,905	6,104
Securities	15,085	—	76	—	17,403
Securities purchased under resale agreements	—	—	—	—	5,101
Accounts receivable and loans operations	89,224	127,325	4,844	16,905	424
Securities sold under repurchase agreements	—	—	—	—	(16,824)
Financing instruments payable	59,793	19,489	—	—	—